STOCK OPTIONS (Details 1) - Options [Member]	12 Months Ended
Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Expected dividend yield	Nil
Risk-free interest rate	3.89%
Expected life	4 years
Expected volatility	86.00%